Description of Business - Additional Information (Details)			12 Months Ended
	Oct. 31, 2023 USD ($) shares	May 16, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($) shares	May 16, 2023 $ / shares	Jun. 30, 2021 shares
Description of Business [Line Items]
Date of incorporation			Aug. 09, 2021
Exchange ratio			0.18048%
Proceeds from trust account | $			$ 7,363,000
Common stock shares issued	23,197,976		23,197,976	665,767
Proceeds from convertible debt | $			$ 38,000,000	$ 18,400,000
Warrants outstanding	10,411,641		10,411,641	0		10,242,130
Net loss | $			$ (99,917,000)	$ (24,462,000)
Cash flows from operating activities | $			24,743,000	17,592,000
Accumulated deficit | $	$ 199,588,000		$ 199,588,000	$ 99,671,000
Old enGenes Share Option
Description of Business [Line Items]
Common stock shares issued	2,706,941		2,706,941
FEAC
Description of Business [Line Items]
Goodwill | $		$ 0
Intangible assets | $		$ 0
Exchange ratio		0.18048%	0.18048%
Warrants, exercise price per share | $ / shares		$ 11.5
Class of warrants or rights number of shares covered by each warrant or right		1
Shares converted		3,670,927
Number of securities into which the class of warrant or right may be converted		5,029,444
Business combination event shares issued on exchange of common share warrants	2,679,432
Business combination event shares issued to holders of equity and convertible note holders	13,091,608
Proceeds from trust account | $	$ 7,400,000
FEAC | Class B common shares
Description of Business [Line Items]
Temporary equity stock issued during the period shares		10
Temporary equity redemption price per share | $ / shares					$ 1
PIPE Financing
Description of Business [Line Items]
Number of securities into which the class of warrant or right may be converted	2,702,791		2,702,791
Business combination aggregate commitment amount | $	$ 56,900,000
Number of new stock issued during the period	6,435,441
Value of stock and warrant issued during the period | $	$ 56,900,000
PIPE Financing | FEAC | Private Placement Warrants
Description of Business [Line Items]
Number of new stock issued during the period	5,463,381
PIPE Financing | FEAC | Class B common shares
Description of Business [Line Items]
Number of new stock issued during the period	1,789,004
Amended 2022 Financing
Description of Business [Line Items]
Modification of existing debt | $		$ 18,400,000
Convertible Bridge Financing
Description of Business [Line Items]
Shares converted		35,349,238
Business combination event shares issued on exchange of common share warrants	2,679,432
Number of new stock issued during the period	23,197,976
Repayment of other long term debt | $		$ 8,000,000
Reverse recapitalization shares converted on exchange of common share		6,379,822
Warrants outstanding	10,411,641		10,411,641
Convertible Bridge Financing | New Convertible Debt
Description of Business [Line Items]
Proceeds from convertible debt | $		$ 30,000,000